                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-06434

Morgan Stanley Insured Municipal Trust
               (Exact name of registrant as specified in charter)

1221 Avenue of the Americas, New York, New York 10020
      (Address of principal executive offices)                       (Zip code)

Ronald E. Robison
1221 Avenue of the Americas, New York, New York 10020
                     (Name and address of agent for service)

Registrant's telephone number, including area code: 212-762-4000

Date of fiscal year end: October 31, 2006

Date of reporting period: July 31, 2006


ITEM 1.  SCHEDULE OF INVESTMENTS.

The Trust's schedule of investments as of the close of the reporting period prepared pursuant to Rule 12-12 of Regulation S-X is as follows:

MORGAN STANLEY INSURED MUNICIPAL TRUST
PORTFOLIO OF INVESTMENTS July 31, 2006 (unaudited)

       PRINCIPAL
       AMOUNT IN                                                                              COUPON     MATURITY
       THOUSANDS                                                                               RATE        DATE            VALUE
       ---------                                                                               ----        ----            -----
                     TAX-EXEMPT MUNICIPAL BONDS  (142.5%)
                     General Obligation  (24.2%)
           $10,000   North Slope Borough, Alaska, Ser 2000 B (MBIA)                           0.00%      06/30/10        $8,540,100
             3,000   Los Angeles, California, Ser 2004 A (MBIA)                               5.00       09/01/24         3,124,320
             3,000   Florida Board of Education, Capital Outlay Refg Ser 2002 C (MBIA)        5.00       06/01/20         3,127,530
                     Honolulu City & County, Hawaii,
             2,500      ROLS RR II R 237-2 (MBIA)                                             5.215+++   03/01/25         2,804,950
             2,500      ROLS RR II R 237-3 (MBIA)                                             5.215+++   03/01/26         2,748,325
                     Chicago, Illinois,
             8,000      Refg Ser 1992 (Ambac)                                                 6.25       01/01/11         8,634,480
             2,000      Refg 2001 A (MBIA)                                                    0.00++     01/01/21         1,730,480
             2,000      Refg 2001 A (MBIA)                                                    0.00++     01/01/22         1,727,380
                     Illinois,
            10,000      Ser 2001 (MBIA)                                                       5.375      04/01/15        10,952,100
            10,000      Ser 2001 (MBIA)                                                       5.375      04/01/16        10,948,400
             3,000   Brainerd Independent School District #181, Minnesota,                    5.375      02/01/18         3,217,290
                        Ser 2002 A (FGIC)
             1,000   Omaha Convention Hotel Corp, Nebraska, Ser 2002 A (Ambac)                5.50       04/01/18         1,072,970
             4,000   Clark County, Nevada, Transportation Impr Ltd Tax                        6.50       06/01/17         4,769,600
                        Ser 06/01/92 B (Ambac)
             1,880   King County, Washington, Refg 1998 Ser B (MBIA)                          5.25       01/01/34         1,925,834
          --------                                                                                                    -------------
            62,880                                                                                                       65,323,759
          --------                                                                                                    -------------

                     Educational Facilities Revenue (5.3%)
             2,000   Arizona Board of Regents, Arizona State University Ser 2004              5.00       09/01/30         2,055,460
                        COPs (Ambac)
                     University of California,
             1,000      Limited Projects Ser 2005 B (FSA)                                     5.00       05/15/30         1,033,480
             2,000      Multi Purpose Ser Q (FSA)                                             5.00       09/01/31         2,061,840
             1,735   Orange County Educational Facilities Authority, Florida, Rollins         5.125      12/01/28         1,803,637
                        College Ser 2005 (Ambac)
                     Fulton County Development Authority, Georgia,
               900      Morehouse College Ser 2000 (Ambac)                                    6.25       12/01/21           989,694
             1,700      Morehouse College Ser 2000 (Ambac)                                    5.875      12/01/30         1,839,179
             2,500   University of North Carolina, Ser 2000 (Ambac)                           5.25       10/01/20         2,640,300
             2,000   University of North Carolina at Wilmington, Student Housing              5.00       06/01/36         2,046,480
                       Ser 2005 COPs (FGIC)
          --------                                                                                                    -------------
            13,835                                                                                                       14,470,070
          --------                                                                                                    -------------

                     Electric Revenue  (14.1%)
             2,000   Arkansas River Power Authority, Colorado, Power Ser 2006 (XLCA)          5.25       10/01/40         2,095,380
             2,000   Indiana Municipal Power Agency, Power Supply 2004 Ser A (FGIC)           5.00       01/01/32         2,053,120
             1,000   Long Island Power Authority, New York, Ser 2006 A (XLCA)                 5.00       12/01/26         1,038,110
                     South Carolina Public Service Authority,
             9,325      Ser 2002 B (FSA)                                                      5.375      01/01/17         9,927,209
             2,000      Ser 2003 A (Ambac)                                                    5.00       01/01/27         2,060,600
            10,000   Lower Colorado River Authority, Texas, Refg Ser 1999 A (FSA)             5.875      05/15/16        10,625,400
            10,000   Seattle, Washington, Light & Power Refg Rev 2001 (FSA)                   5.125      03/01/26        10,250,900
          --------                                                                                                    -------------
            36,325                                                                                                       38,050,719
          --------                                                                                                    -------------

                     Hospital Revenue  (4.6%)
             3,000   Indiana Health Facilities Financing Authority, Community Health          5.00       05/01/35         3,079,980
                        Ser 2005 A (Ambac)
             2,000   Louisiana Public Facilities Authority, Baton Rouge General Medical       5.25       07/01/33         2,087,380
                        Center-FHA Insured Mtge Ser 2004 (MBIA)
             4,000   Minneapolis, Minnesota, Fairview Health 2005 Ser D (Ambac)               5.00       11/15/34         4,121,400
             2,000   New York State Dormitory Authority, Montefiore Hospital - FHA            5.00       08/01/29         2,063,580
                        Insured Mtge Ser 2004 (FGIC)
             1,000   Medical University Hospital Authority, South Carolina, FHA Insured       5.25       02/15/25         1,053,210
                       Mtge Refg Ser 2004 A (MBIA)
          --------                                                                                                    -------------
            12,000                                                                                                       12,405,550
          --------                                                                                                    -------------

                     Industrial Development/Pollution Control Revenue  (4.3%)
             5,000   Humboldt County, Nevada, Sierra Pacific Power Co Refg Ser 1987           6.55       10/01/13         5,106,750
                        (Ambac)

             5,000   New York State Energy Research & Development Authority,                  5.50       01/01/21         5,106,500
                        Brooklyn Union Gas Co 1996 Ser (MBIA)**
             1,500   Delaware County Industrial Development Authority, Pennsylvania,          5.00       11/01/37         1,527,360
                       Aqua Inc Ser A 2005 (AMT) (FGIC)
          --------                                                                                                    -------------
            11,500                                                                                                       11,740,610
          --------                                                                                                    -------------

                     Mortgage Revenue - Multi-Family  (1.4%)
             3,695   New Jersey Housing Mortgage Finance Authority, Home Buyer                5.875      10/01/31         3,708,154
                       Ser 2000 CC (AMT) (MBIA)
          --------                                                                                                    -------------
                     Public Facilities Revenue  (5.0%)
             2,000   Kern County Board of Education, California, Refg Ser 2006 A              5.00       06/01/31         2,061,780
                        COPs (MBIA)
             4,000   District of Columbia Ballpark, Ser B-1                                   5.00       02/01/31         4,114,280
             2,000   Missouri Joint Municipal Electrical Utility, Plum Point Project          5.00       01/01/25         2,089,280
             1,500   Albuquerque, New Mexico, Gross Receipts Lodgers' Tax Refg                5.00       07/01/37         1,535,880
                        Ser 2004 A (FSA)
             1,685   Oregon Department of Administrative Services, Ser 2005 B                 5.00       11/01/24         1,751,288
                        COPs (FGIC)
             2,000   Pennsylvania Public School Building Authority, Philadelphia School       5.00       06/01/33         2,044,560
                       District Ser 2003 (FSA)
          --------                                                                                                    -------------
            13,185                                                                                                       13,597,068
          --------                                                                                                    -------------

                     Recreational Facilities Revenue  (8.9%)
             6,500   Denver Convention Center Hotel Authority, Colorado, Refg                 5.00       12/01/35         6,686,030
                        Ser 2006 (XLCA)
                     Iowa,
             3,600      Vision Iowa Ser 2001 (MBIA)                                           5.50       02/15/19         4,043,160
             2,500      Vision Iowa Ser 2001 (MBIA)                                           5.50       02/15/20         2,815,025
            10,000   Hamilton County, Ohio, Sales Tax Ser 2000 (Ambac)                        5.25       12/01/32        10,407,400
          --------                                                                                                    -------------
            22,600                                                                                                       23,951,615
          --------                                                                                                    -------------

                     Tax Allocation Revenue  (0.9%)
             2,390   San Jose Redevelopment Agency, California, Merged Area                   5.00       08/01/32         2,431,108
                       Ser 2002 (MBIA)
          --------                                                                                                    -------------
                     Transportation Facilities Revenue  (31.2%)
             5,000   Denver City & County, Colorado, Airport Refg Ser 2000 A                  6.00       11/15/18         5,364,700
                        (AMT) (Ambac)
                     Miami Dade County, Florida,
             2,155      Miami Int'l Airport Refg Ser 2003 B (AMT) (MBIA)                      5.25       10/01/18         2,265,745
             2,270      Miami Int'l  Airport Refg Ser 2003 B (AMT) (MBIA)                     5.25       10/01/19         2,376,713
             5,000   Atlanta, Georgia, Airport Ser 2004 C (FSA)                               5.00       01/01/33         5,122,900
             5,000   Hawaii, Airports Refg Ser 2001 (AMT) (FGIC)                              5.25       07/01/21         5,172,900
                     Chicago, Illinois,
             3,000      O'Hare Int'l Airport, Ser 2005 (MBIA)                                 5.25       01/01/25         3,188,790
             2,000      O' Hare Int'l Airport Third Lien Ser 2003 B-2 (AMT) (FSA)             5.75       01/01/23         2,171,180
             4,000   Regional Transportation Authority, Illinois, Refg Ser 1999 (FSA)         5.75       06/01/21         4,604,760
             2,500   Maryland Economic Development Corporation, Maryland Aviation             5.375      06/01/22         2,633,900
                        Administration Ser 2003 (AMT) (FSA)
             2,000   Massachusetts Turnpike Authority, Metropolitan Highway ROLS RRII         5.701+++   01/01/37         2,103,120
                        R536 (MBIA)
             5,000   Minneapolis - St Paul Metropolitan Airports Commission,                  5.25       01/01/32         5,174,800
                         Minnesota, Ser 2001 C (FGIC)
             5,000   Nevada Department of Business & Industry, Las Vegas Monorail             0.00       01/01/21         2,523,400
                        1st Tier Ser 2000 (Ambac)
             2,000   New Jersey Transportation Trust Fund Authority, Ser 2005 C (FGIC)        5.25       06/15/20         2,139,580
             5,000   New Jersey Turnpike Authority, Ser 2003 A (Ambac)                        5.00       01/01/30         5,145,500
                     Metropolitan Transportation Authority, New York,
             6,805      State Service Contract Refg Ser 2002 B (MBIA)                         5.50       07/01/20         7,350,829
            10,000      Transportation Refg Ser 2002 A (Ambac)                                5.50       11/15/17        10,846,400
             2,000      Transportation Refg Ser 2002 A (FGIC)                                 5.00       11/15/25         2,067,400
                     Pennsylvania Turnpike Commission,
             4,000      Ser R 2001 (Ambac)                                                    5.00       12/01/26         4,135,800
             4,000      Ser A 2004 (Ambac)                                                    5.00       12/01/34         4,127,640
             3,000   Harris County, Texas, Toll Road Sr Lien Ser 2005 A (FSA)                 5.25       08/15/35         3,111,330
             2,500   Port of Seattle, Washington, Ser 2001 B (AMT) (MBIA)                     5.625      02/01/24         2,628,525
          --------                                                                                                    -------------
            82,230                                                                                                       84,255,912
          --------                                                                                                    -------------

                     Water & Sewer Revenue (35.7%)
             1,000   Phoenix Civic Improvement Corporation, Arizona, Jr Lien                  5.00       07/01/27         1,035,310
                        Wastewater Ser 2004 (MBIA)

             4,000   Eastern Municipal Water District, California, Water Ser 2006 A           5.00       07/01/32         4,122,880
                        COPs (MBIA)
             5,000   Los Angeles Department Water & Power, California, 2006 Ser A-1           5.00       07/01/40         5,155,600
                        (Ambac)
             2,000   Sacramento County, California, Sanitation District Financing             5.00       12/01/36         2,079,440
                     Authority
             5,000   San Diego County Water Authority, California, Ser 2004 A COPs            5.00       05/01/29         5,158,750
                        (FSA)
            10,000   Tampa Bay Water, Florida, Ser 2001 B (FGIC)                              5.00       10/01/31        10,193,000
             2,000   Atlanta, Georgia, Water & Wastewater Ser 1999 A (FGIC)                   5.00       11/01/29         2,025,560
             5,000   Honolulu City & County, Hawaii, Wastewater Ser 2001 (Ambac)              5.125      07/01/31         5,126,950
            10,000   Louisville & Jefferson County Metropolitan Sewer District,               5.75       05/15/33        10,634,100
                        Kentucky, Ser 1999 A (FGIC)
             3,800   Louisville Board of Water Works, Kentucky, Water Ser 2000 (FSA)          5.50       11/15/25         3,997,866
             5,000   Detroit, Michigan, Sewage Disposal Ser 2001 A (FGIC)                     5.125      07/01/31         5,165,200
             5,000   Grand Strand Water & Sewer Authority, South Carolina,                    5.00       06/01/31         5,107,400
                        Refg Ser 2001 (FSA)
                     Austin, Texas,
             1,250      Water & Wastewater Refg Ser 2002 A (FSA)                              6.135      05/15/27         1,376,000
             2,000      Water & Wastewater Ser 2004 A (Ambac)                                 5.00       11/15/27         2,063,520
            15,000   Houston, Texas, Combined Utility First Lien Refg 2004 Ser A (FGIC)       5.25       05/15/23        15,933,750
                     San Antonio, Texas,
             2,000      Water & Refg Ser 2002 (FSA)                                           5.50       05/15/18         2,144,460
             2,500      Water & Refg Ser 2002 (FSA)                                           5.50       05/15/20         2,675,250
             2,000      Water & Refg Ser 2002 A (FSA)                                         5.00       05/15/32         2,039,600
                     Wichita Falls, Texas,
             2,000      Water & Sewer Ser 2001 (Ambac)                                        5.375      08/01/20         2,114,500
             3,000      Water & Sewer Ser 2001 (Ambac)                                        5.375      08/01/24         3,167,190
             5,000   King County, Washington, Sewer Refg 2001 (FGIC)                          5.00       01/01/31         5,098,350
          --------                                                                                                    -------------
            92,550                                                                                                       96,414,676
          --------                                                                                                    -------------

                     Other Revenue (3.3%)
             2,500   California, Economic Recovery Ser 2004 A (MBIA)                          5.00       07/01/15         2,677,775
             6,000   Golden State Tobacco Securitization Corporation, California,             5.00       06/01/38         6,156,900
          --------                                                                                                    -------------
                        Enhanced Asset Backed Ser 2005 A (FGIC)
             8,500                                                                                                        8,834,675
          --------                                                                                                    -------------

                     Refunded (3.6%)
             3,000   San Diego Unified School District, California, Ser 2003 E (FSA)          5.25       07/01/23#        3,261,570
             3,000   Utah Board of Regents, University of Utah - Huntsman Cancer              5.50       04/01/18+        3,200,580
                        Institute Refg Ser 2000 A (MBIA)
             3,000   Alexandria Industrial Development Authority, Virginia, Institute for     5.90       10/01/30+        3,269,160
          --------                                                                                                    -------------
                        Defense Analysis Ser 2000 A (Ambac)
             9,000                                                                                                        9,731,310
          --------                                                                                                    -------------
           370,690   TOTAL TAX-EXEMPT MUNICIPAL BONDS (Cost $368,712,462)                                               384,915,226
          --------                                                                                                    -------------

                     SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS  (4.1%)
               400   Indiana Health Facility Financing Authority, Clarian Health              3.70*      03/01/30           400,000
                        Ser 2000 B (Demand 08/01/06)
            10,100   San Antonio Educational Facilities Corporation, Texas, Trinity           3.68*      06/01/33        10,100,000
                        University Ser 2002 (Demand 08/01/06)
               600   Roanoke Industrial Development Authority, Virginia, Carilion Health      3.68*      07/01/27           600,000
                        1997 A (Demand 08/01/05)
            11,100   TOTAL SHORT-TERM TAX-EXEMPT MUNICIPAL OBLIGATIONS (Cost $11,100,000)                                11,100,000
          --------                                                                                                    -------------

          $381,790   TOTAL INVESTMENTS (Cost $379,812,462) (a)(b)                                         146.6%        396,015,226
          ========

                      OTHER ASSETS IN EXCESS OF LIABILITIES                                                 1.5           4,071,058

                      PREFERRED SHARES OF BENEFICIAL INTEREST                                             (48.1)      (130,000,000)
                                                                                                         ---------    -------------

                      NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS                                        100.0%       $270,086,284
                                                                                                         =========    =============

----------
      Note: The categories of investments are shown as a percentage of net assets applicable to common shareholders.

      AMT   Alternative Minimum Tax.

      COPs  Certificates of Participation.

      FHA   Federal Housing Authority.

      ROLS  Reset Option Longs. (Illiquid securities).

      #     Crossover refunded to call date shown.

      +     Prerefunded to call date shown.

      ++ Security is a "step-up" bond where the coupon increases on a predetermined future date.

      +++ Current coupon rate for residual interest bond. This rate resets periodically as the auction rate on the related security changes. Positions in inverse floating rate municipal obligation have a value of $9,032,395, which represents 3.3% of net assets applicable to common shareholders.

      *     Current coupon of variable rate demand obligation.

      ** A portion of this security has been physically segregated in connection with open futures contracts in the amount of $217,500.

      (a) Securities have been designated as collateral in an amount equal to $46,737,188 in connection with open futures contracts.

      (b) The aggregate cost for federal income tax purposes is $379,807,273. The aggregate gross unrealized appreciation is $16,504,032 and the aggregate gross unrealized depreciation is $296,079, resulting in net unrealized appreciation of $16,207,953.

Bond Insurance:

      AGC   Assured Guaranty Corporation.

      Ambac Ambac Assurance Corporation.

      FGIC  Financial Guaranty Insurance Company.

      FSA   Financial Security Assurance Inc.

      MBIA  Municipal Bond Investors Assurance Corporation.

      XLCA  XL Capital Assurance Inc.

FUTURES CONTRACTS OPEN AT JULY 31, 2006:

      NUMBER OF                                     DESCRIPTION, DELIVERY              UNDERLYING FACE          UNREALIZED
      CONTRACTS            LONG/SHORT                  MONTH AND YEAR                  AMOUNT AT VALUE         DEPRECIATION
---------------------- -------------------- -------------------------------------- ------------------------ -------------------
         150                  Short             U.S. Treasury Notes 10 year,            $(15,904,688)           $(119,944)
                                                       September 2006
         300                  Short              U.S. Treasury Notes 5 year,            (31,265,625)             (96,918)
                                                       September 2006
                                                                                                            -------------------
                                            Total Unrealized Depreciation.......                                $(216,862)
                                                                                                            ===================

                        GEOGRAPHIC SUMMARY OF INVESTMENTS
             BASED ON MARKET VALUE AS A PERCENT OF TOTAL INVESTMENTS
                             JULY, 2006 (UNAUDITED)

Alaska                                                                                                   2.2%
Arizona                                                                                                   0.8
California                                                                                                9.9
Colorado                                                                                                  3.6
District of Columbia                                                                                      1.0
Florida                                                                                                   5.0
Georgia                                                                                                   2.5
Hawaii                                                                                                    4.0
Illinois                                                                                                 11.1
Indiana                                                                                                   1.4
Iowa                                                                                                      1.7
Kentucky                                                                                                  3.7
Louisiana                                                                                                 0.5
Maryland                                                                                                  0.7
Massachusetts                                                                                             0.5
Michigan                                                                                                  1.3
Missouri                                                                                                  0.5
Minnesota                                                                                                 3.2
Nebraska                                                                                                  0.3
Nevada                                                                                                    3.1
New Jersey                                                                                                2.8
New Mexico                                                                                                0.4
New York                                                                                                  7.2
North Carolina                                                                                            1.2
Ohio                                                                                                      2.6
Oregon                                                                                                    0.4
Pennsylvania                                                                                              3.0
South Carolina                                                                                            4.6
Texas                                                                                                    14.0
Utah                                                                                                      0.8
Virginia                                                                                                  1.0
Washington                                                                                                5.0
                                                                  Total+                                 100.0%
                                                                                                         =====

----------

+ Does not include open short futures contracts with an underlying face amount of $47,170,313 with unrealized depreciation of $216,862.

ITEM 2.  CONTROLS AND PROCEDURES.

(a) The Trust's principal executive officer and principal financial officer have concluded that the Trust's disclosure controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms, based upon such officers' evaluation of these controls and procedures as of a date within 90 days of the filing date of the report.

(b) There were no changes in the Trust's internal control over financial reporting that occurred during the registrant's fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for each principal executive officer and principal financial officer of the registrant are attached hereto.

                                   SIGNATURES

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Morgan Stanley Insured Municipal Trust

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

         Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ Ronald E. Robison
Ronald E. Robison
Principal Executive Officer
September 21, 2006

/s/ Francis Smith
Francis Smith
Principal Financial Officer
September 21, 2006

                                       3